Long Term Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Long-term Debt [Text Block]
NOTE 6.  Long Term Obligations

On May 27, 2011, the Company sold convertible promissory notes (“CPNs”) in the aggregate principal amount of $15,275,000, convertible into an aggregate of approximately 2,679,824 shares of Series A-2 Convertible Preferred Stock (see Note 8) at a price of $5.70 per share, with each 9.939 shares being convertible into one share of common stock. The CPNs were sold along with Series A-1 Convertible Preferred Stock and warrants for aggregate gross proceeds of $30,550,000, which after deducting issuance costs of $2,524,963 left net proceeds of $28,025,037. Interest on the CPNs accrued at a rate of 5% per annum, and could either be paid on the last day of each fiscal quarter, or added to the principal amount of the notes, at the Company’s option.

The debt discount related to the debt element of the convertible promissory notes of $14,442,497 was, prior to their exchange for equity securities on August 27, 2013 (the “2013 Exchange”), being amortized as non-cash interest expense using the effective yield method over the 3.5 year contractual term of the CPNs. $832,502 in issuance costs allocated to the CPNs was recorded as a deferred financing cost, which was also being amortized as a non-cash interest expense using the effective yield method over their 3.5 year contractual term.

The Company valued the derivative liability for the conversion element of the CPNs using a Monte Carlo Simulation approach, using critical assumptions provided by management reflecting conditions at the valuation dates.

The fair value of this derivative liability had diminished to nil by the time of the 2013 Exchange. The fair value of this derivative liability at March 31, 2013 and December 31, 2012, was estimated to be $155,990 and $274,928, respectively, using a closing stock price of $5.96 and $2.98, respectively, and based on the following assumptions:

	March 31, 2013	December 31, 2012

Risk-free interest rate	0.10%	0.13%
Remaining contractual term	1.66 Years	1.91 Years
Expected volatility	131.11%	126.91%
Dividend yield	0%	0%

The decrease in the fair value of this derivative liability of $118,938 during the three months ended March 31, 2013, was recorded as a revaluation gain (see Note 11).

On August 15, 2013, the Company issued WGBM notes with a face value of $6.6 million, maturing on August 15, 2020 (the “Malaysian Notes”), in consideration of WGBM’s cancellation of the Company’s obligations under a term loan owing to WGBM which, as of that date, had an outstanding loan balance of approximately $5.3 million. Under the terms of an agreement between the Company, WGBM and MTDC (see Notes 1 and 7), upon liquidation of WGBM (which occurred on November 26, 2013), the Malaysian Notes were divided such that the Company received notes with an aggregate principal amount of $1.4 million and MTDC received notes with an aggregate principal amount of $5.2 million (the “MTDC Notes”).

The MTDC Notes were recorded using an effective interest rate of 17.39% and are summarized as follows at March 31, 2014 and December 31, 2013:

	March 31, 2014	December 31, 2013

MTDC Notes Payable:
Face value	$5,200,000	$5,200,000
Debt discount, net of accumulated amortization of $100,467 and $27,258 at March 31, 2014 and December 31, 2013, respectively	3,442,849	3,516,058

Notes payable, net of debt discount	$1,757,151	$1,683,942

At any time prior to their maturity date, the Company may issue to MTDC shares of the Company’s common stock with a value, based on the average closing price in the preceding 30 days, equal to the face value of the MTDC Notes. Based on an average closing price of $2.3025 in the 30 days preceding March 31, 2014, the MTDC Notes could have been settled by issuing 2,258,415 shares of the Company’s common stock.

As part of the consideration for the Apollo Business (see Notes 1 and 3), the Company issued a $1.25 million secured promissory note to IntegenX (the “IntegenX Note”), due on January 6, 2017 (the “Maturity Date”). The IntegenX Note earns simple interest at 8% per annum over its three year term, payable on the Maturity Date. It may be repaid early without premium or penalty at the Company’s option at any time and it must be repaid within 45 days of the closing of an equity offering yielding the Company net cash proceeds of at least $15,000,000.

The IntegenX Note was recorded using an effective interest rate of 11.60% and is summarized as follows at March 31, 2014 and January 6, 2014:

	March 31, 2014	January 6, 2014

IntegenX Notes Payable:
Face value	$1,250,000	$1,250,000
Interest added to principal	23,611	—
Stated value	1,273,611	1,250,000
Debt discount, net of accumulated amortization of $6,507 and nil at March 31 and January 6, 2014, respectively	143,493	150,000

Notes payable, net of debt discount	$1,130,118	$1,100,000

NOTE 5.  Long Term Obligations

On May 27, 2011, the Company sold CPNs (see Note 1) in the aggregate principal amount of $15,275,000, convertible into an aggregate of approximately 2,679,824 shares of Series A-2 Convertible Preferred Stock at a price of $5.70 per share, with each 9.939 shares being convertible into one share of common stock. The CPNs were sold along with convertible preferred stock and warrants for aggregate gross proceeds of $30,550,000, which after deducting issuance costs of $2,524,963 left net proceeds of $28,025,037. Interest on the CPNs accrued at a rate of 5% per annum, and could either be paid on the last day of each fiscal quarter, or added to the principal amount of the notes, at the Company’s option.

Using the relative fair value of the securities issued, the Company initially allocated the gross proceeds of $30,550,000 as follows:

Security	Allocated Fair Value	Issuance Costs	Interest Expense	Net Allocation

Series A-1 Convertible Preferred Stock	$10,724,991	$(886,422)	$—	$9,838,569
Convertible promissory notes	10,072,592	(832,502)	2,255,074	11,495,164
Warrants	9,752,417	(806,039)	—	8,946,378

Total	$30,550,000	$(2,524,963)	$2,255,074	$30,280,111

The debt discount (which included the discount associated with the embedded conversion derivative) related to the debt element of the convertible promissory notes of $14,442,497 was, prior to the 2013 Exchange (see Note 1), being amortized as non-cash interest expense using the effective yield method over the 3.5 year contractual term of the CPNs. The $832,502 in issuance costs allocated to the CPNs was recorded as a deferred financing cost, which was also being amortized as a non-cash interest expense using the effective yield method over the 3.5 year contractual term of the promissory notes.

The Company valued the derivative liability for the conversion element of the CPNs using a Monte Carlo Simulation approach, using assumptions provided by management reflecting conditions at the valuation dates.

The fair value of this derivative liability had diminished to nil by the time of the 2013 Exchange. At December 31, 2012, the fair value was estimated to be $274,928, using a closing stock price of $2.98 and assumptions including an estimated volatility of 126.91%, a risk-free interest rate of 0.13%, a zero dividend rate and a contractual term of 1.91 years. The fair value of this derivative liability at December 31, 2011, was estimated to be $1,931,295. The decrease in the fair value of this derivative liability of $274,928 and $1,656,367 during the years ended December 31, 2013 and 2012, respectively, was recorded as a revaluation gain (see Note 11).

The balance of the CPNs comprises the following at December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012

Convertible Promissory Notes Payable:
Face value	$15,275,000	$15,275,000
Interest added to principal	1,809,894	1,262,028
Stated value	17,084,894	16,537,028
Debt discount – conversion element, net of accumulated amortization of $3,392,963 and $1,298,628 respectively	11,049,534	13,143,869

Notes payable, net of debt discount, prior to exchange	6,035,360	3,393,159

Amount extinguished in 2013 Exchange	(6,035,360)	—

Notes payable, net of debt discount	$—	$3,393,159

The Company recorded a loss on early extinguishment of debt of $4,970,410 as a result of the 2013 Exchange (see Note 1).

On August 15, 2013, the Company issued WGBM notes with a face value of $6.6 million, maturing on August 15, 2020 (the “Malaysian Notes”), in consideration of WGBM’s cancellation of the Company’s obligations under a term loan owing to WGBM which, as of that date, had an outstanding loan balance of approximately $5.3 million. Under the terms of an agreement between the Company, WGBM and MTDC (see Notes 1 and 6), upon liquidation of WGBM (which occurred on November 26, 2013), the Malaysian Notes would be divided into increments of $100,000 each, of which the Company would receive 14 and MTDC the remaining 52 (the “MTDC Notes”). The MTDC Notes were recorded using an effective interest rate of 17.39% and are summarized as follows:

	December 31, 2013	November 26, 2013

MTDC Notes Payable:
Face value	$5,200,000	$5,200,000
Debt discount, net of accumulated amortization of $27,258 and nil at December 31 and November 26, 2013, respectively	3,516,058	3,543,316

Notes payable, net of debt discount	$1,683,942	$1,656,684

At any time prior to their maturity date, the Company may issue MTDC shares of the Company’s common stock with a value, based on the average closing price in the preceding 30 days, equal to the face value of the MTDC Notes.

The Company leases its office space for use in its operations under a non-cancellable operating lease that expires in April 2015.

Aggregate future minimum obligations for leases in effect as of December 31, 2013 are as follows:

Operating Leases

Year ending December 31,
2014	$635,340
2015	218,175

Total minimum obligations	$853,515

Rent expense totaled $604,558 and $597,261 for the years ended December 31, 2013 and 2012, respectively.